UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2657

Waddell & Reed Advisors Municipal Bond Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss. 239.24 and 274.5 of this chapter) to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under that Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Advisors Municipal Bond Fund
June 30, 2006
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 2.47%
Arizona Educational Loan Marketing Corporation (A Nonprofit Corporation Organized Pursuant to the Laws of the State of Arizona), 2001 Educational Loan Revenue Bonds, 2001 Senior Series 2001A-2 Bonds,
4.95%, 3-1-09	$5,000	$5,062,850
Arizona Health Facilities Authority, Hospital Revenue Bonds (John C. Lincoln Health Network), Series 2000,
6.875%, 12-1-20	2,500	2,828,300
City of Phoenix Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series 2002B (AMT),
5.75%, 7-1-14	2,000	2,158,180
Arizona Tourism and Sports Authority, Tax Revenue Bonds (Multipurpose Stadium Facility Project), Series 2003A,
5.375%, 7-1-19	1,120	1,194,077
Certificates of Participation, Series 2002A, Evidencing
      Proportionate Interests of the Owners Thereof in Lease
      Payments to be Made By the State of Arizona (Acting
      by and Through the Director of the Department of
      Administration), as Lessee for Certain Real and
      Personal Property,

5.5%, 5-1-13	1,000	1,079,820
Certificates of Participation (Arizona State University
      Projects), Series 2002, Evidencing the Proportionate
      Interests of the Owners Thereof in Lease Payments to
      be Made Pursuant to a Lease- Purchase Agreement by
      the Arizona Board of Regents, as Lessee for the Benefit
      of Arizona State University,

5.375%, 7-1-13	1,000	1,072,550
		13,395,777
Arkansas - 0.15%
Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2003 Series D (AMT),
5.3%, 7-1-24	815	828,774

California - 15.07%
State of California, Various Purpose General Obligation Bonds:
5.0%, 2-1-22	7,000	7,168,070
5.25%, 2-1-19	5,000	5,249,450
5.5%, 4-1-28	2,675	2,853,342
5.25%, 2-1-14	2,000	2,132,280
5.25%, 2-1-19	2,000	2,099,780
5.25%, 11-1-21	1,000	1,046,900
5.5%, 4-1-28	325	355,557
The Regents of the University of California:
General Revenue Bonds, 2003 Series A,
5.125%, 5-15-19	5,000	5,236,450
Hospital Revenue Bonds (UCLA Medical Center), Series 2004 B,
5.5%, 5-15-20	4,055	4,390,389
Golden State Tobacco Securitization Corporation:
Tobacco Settlement Asset-Backed Bonds, Series 2003A-1 (Fixed Rate),
6.75%, 6-1-39	4,800	5,374,080
Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B,
5.375%, 6-1-28	2,000	2,105,020
The Metropolitan Water District of Southern California, Water Revenue Bonds, 2003 Authorization, Series B-2,
5.0%, 10-1-27	5,000	5,130,850
California Statewide Communities Development Authority, Hospital Revenue Certificates of Participation, Cedars-Sinai Medical Center, Series 1992,
6.5%, 8-1-12	4,400	4,715,172
Foothill/Eastern Transportation Corridor Agency, Toll Road Refunding Revenue Bonds, Series 1999, Capital Appreciation Bonds,
0.0%, 1-15-17	7,500	4,371,975
Riverside Community College District, Riverside County, California, Election of 2004, General Obligation Bonds, Series 2004A:
5.5%, 8-1-29	3,755	4,131,927
5.5%, 8-1-29	45	48,362
Southern California Public Power Authority, Multiple Project Revenue Bonds, 1989 Series,
6.75%, 7-1-12	3,455	3,887,877
Moreno Valley Unified School District, General Obligation Bonds, 2004 Election, Series A (Riverside County, California),
5.25%, 8-1-22	3,500	3,707,445
State of California, General Obligation Bonds,
6.0%, 2-1-15	3,000	3,353,130
Long Beach Bond Finance Authority, Tax Allocation Revenue Bonds (Downtown, North Long Beach, Poly High and West Beach Redevelopment Project Areas), 2002 Series A:
5.375%, 8-1-15	1,585	1,709,343
5.375%, 8-1-15	920	982,845
County of Sacramento, Airport System Revenue Bonds, Series 2002A (Non-AMT),
5.25%, 7-1-16	2,080	2,210,354
Fremont Unified School District, Alameda County, California, Election of 2002 General Obligation Bonds, Series A,
5.375%, 8-1-18	2,035	2,186,750
Foothill - De Anza Community College District, Santa Clara County, California, Election of 1999 General Obligation Bonds, Series B,
5.25%, 8-1-19	2,000	2,152,560
Department of Water and Power of the City of Los Angeles, Power System Revenue Bonds, 2003 Series B,
5.125%, 7-1-19	2,000	2,097,420
City of Oceanside, 2003 Certificates of Participation (1993 Series A Refunding), City of Oceanside, Pursuant To a Lease with the Oceanside Public Financing Authority,
5.0%, 4-1-10	1,140	1,186,763
State of California, Department of Water Resources, Central Valley Project, Water System Revenue Bonds, Series X,
5.5%, 12-1-16	1,000	1,106,830
San Mateo Union High School District (San Mateo County, California), Election of 2000 General Obligation Bonds, Series B Capital Appreciation Bonds,
0.0%, 9-1-11	1,000	810,880
Delta Counties Home Mortgage Finance Authority (California), Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series A,
5.2%, 12-1-14	75	75,047
California Rural Home Mortgage Finance Authority, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 1998 Series B, Class 5,
6.35%, 12-1-29	70	70,202
		81,947,050
Colorado - 3.69%
City and County of Denver, Colorado, General Obligation Various Purpose Bonds, Series 1999B,
5.625%, 8-1-07	15,075	15,361,727
Colorado Department of Transportation, Transportation Revenue Anticipation Notes, Series 2002,
5.25%, 6-15-10	2,000	2,095,480
City of Lafayette, Colorado, Acting by and throughits Water Fund Enterprise, Water Revenue Bonds, Series 2003A,
5.25%, 12-1-20	1,010	1,066,964
Highlands Ranch Metropolitan District No. 3, Douglas County, Colorado, General Obligation Bonds, Series 1999,
5.3%, 12-1-19	1,000	1,042,880
Colorado Housing and Finance Authority, Single Family Program Senior and Subordinate Bonds, 2001 Series A-2 Senior Bonds,
6.5%, 8-1-31	490	505,714
		20,072,765
Connecticut - 0.92%
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.5%, 1-1-14	5,000	5,004,500

Delaware - 0.93%
Delaware State Housing Authority, Senior Single Family Mortgage Revenue Bonds, 2005 Series A,
5.8%, 7-1-35	4,790	5,071,892

District of Columbia - 0.39%
Metropolitan Washington Airports Authority, Airport System Revenue Bonds, Series 2002A (AMT),
5.5%, 10-1-10	2,000	2,102,960

Florida - 3.67%
City of Coral Gables (Florida), Health Facilities Authority, Hospital Revenue Bonds (Baptist Health South Florida Obligated Group), Series 2004,
5.25%, 8-15-24	5,000	5,241,800
The City of Miami, Florida:
Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2002A,
5.5%, 9-1-13	2,460	2,633,061
Limited Ad Valorem Tax Bonds, Series 2002 (Homeland Defense/Neighborhood Capital Improvement Projects),
0.0%, 1-1-10	1,600	1,387,488
Broward County, Florida, Passenger Facility Charge/Airport System Revenue Convertible Lien Bonds, Airport System Revenue Bonds, Series 2001J-1 (AMT),
5.75%, 10-1-18	2,870	3,069,293
Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2002, Miami International Airport (Hub ofthe Americas),
5.75%, 10-1-16	2,000	2,147,960
Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds, Series 2002B (AMT),
5.5%, 10-1-17	2,000	2,112,000
Hillsborough County Aviation Authority, Florida, Tampa International Airport, Revenue Bonds, 2003 Series B,
5.0%, 10-1-20	2,000	2,033,840
The School Board of Palm Beach County, Florida, Certificates of Participation, Series 2002A,
5.375%, 8-1-13	1,000	1,075,630
Housing Finance Authority of Lee County, Florida, Single Family Mortgage Revenue Bonds, Series 1999A, Subseries 2,
5.0%, 9-1-30	265	269,500
		19,970,572
Georgia - 2.78%
Municipal Electric Authority of Georgia, Project One Special Obligation Bonds, Fifth Crossover Series:
6.4%, 1-1-13	6,925	7,656,765
6.4%, 1-1-13	860	949,947
6.4%, 1-1-13	75	82,487
Hospital Authority of Cobb County (Georgia), Revenue Anticipation Refunding and Improvement Certificates, Series 2003,
5.25%, 4-1-20	4,000	4,239,240
State of Georgia, General Obligation Bonds, Series1998B,
5.5%, 7-1-12	2,000	2,168,260
		15,096,699
Guam - 0.63%
Guam International Airport Authority, General Revenue Bonds, 2003 Series C (AMT),
5.375%, 10-1-20	3,305	3,450,552

Hawaii - 1.05%
State of Hawaii, Airport System Revenue Bonds, Refunding Series 2001 (AMT) (A):
8.24988%, 7-1-09	2,500	2,847,650
8.24988%, 7-1-09	2,500	2,843,050
		5,690,700
Illinois - 1.05%
City of Chicago, Collateralized Single Family Mortgage Revenue Bonds, Series 2002C,
5.6%, 10-1-34	1,965	2,014,498
Village of Maywood, General Obligation Corporate Purpose Bonds, Series 2001C (Tax-Exempt),
5.5%, 1-1-21	1,300	1,382,095
School District Number 116, Champaign County, Illinois (Urbana), General Obligation School Building Bonds, Series 1999C,
0.0%, 1-1-12	1,695	1,314,032
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001,
6.35%, 12-15-24	1,000	1,021,570
		5,732,195
Indiana - 3.87%
Indiana State Office Building Commission, Capitol Complex Revenue Bonds:
Series 1990B (State Office Building I Facility),
7.4%, 7-1-15	8,000	9,845,760
Series 1990A (Senate Avenue Parking Facility),
7.4%, 7-1-15	4,775	5,774,742
City of Rockport, Indiana, Pollution Control Revenue Refunding Bonds (AEP Generating Company Project), Series 1995 B,
4.15%, 7-1-25	3,500	3,518,795
Knox County Hospital Association (Knox County, Indiana), Lease Revenue Refunding Bonds, Series 2002,
5.25%, 7-1-08	1,875	1,920,750
		21,060,047
Iowa - 0.40%
Iowa Finance Authority, Iowa State Revolving Fund, Revenue Bonds, Series 2001,
5.5%, 8-1-16	2,000	2,154,600

Kansas - 1.66%
Sedgwick County, Kansas and Shawnee County, Kansas, Single Family Mortgage Revenue Bonds (Mortgage-Backed Securities Program):
2003 Series A-2,
5.65%, 6-1-35	2,755	2,882,749
2002 Series B-4,
5.9%, 12-1-34	1,930	2,051,783
2002 Series A-5,
5.55%, 12-1-33	1,500	1,585,680
2004 Series A-4,
5.625%, 6-1-36	875	916,151
2001 Series A-1 (AMT),
6.3%, 12-1-32	565	583,306
Unified Government of Wyandotte County/Kansas City, Kansas, Transportation Development District Sales Tax Revenue Bonds (NFM-Cabela's Project), Series 2006,
5.0%, 12-1-27	1,085	1,023,697
		9,043,366

Kentucky - 0.39%
Kenton County (Kentucky) Airport Board, Cincinnati/Northern Kentucky International Airport, Revenue Refunding Bonds, Series 2002A,
5.625%, 3-1-14	2,000	2,126,460

Louisiana - 1.98%
State of Louisiana, Gasoline and Fuels Tax Revenue Bonds, 2005 Series A,
5.0%, 5-1-26	4,800	4,902,672
Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Series 2006B,
5.0%, 6-1-09	2,880	2,960,467
Louisiana Local Government Environmental Facilities and Community Development Authority, Mortgage Revenue Bonds, Series 2004A (GNMA Collateralized--Cypress Apartments Project),
5.5%, 4-20-38	2,750	2,899,545
		10,762,684
Maryland - 0.37%
Maryland Transportation Authority, Airport Parking Revenue Bonds, Series 2002B, Baltimore/Washington International Airport Projects (Qualified Airport Bonds - AMT),
5.375%, 3-1-15	1,905	2,005,984

Massachusetts - 1.44%
The Commonwealth of Massachusetts, General Obligation Bonds:
Consolidated Loan of 2003, Series D,
5.25%, 10-1-21	2,500	2,662,175
Consolidated Loan of 2002, Series C,
5.5%, 11-1-10	2,000	2,125,960
Massachusetts Bay Transportation Authority, Assessment Bonds, 2004 Series A,
5.25%, 7-1-20	2,800	3,013,444
		7,801,579
Michigan - 1.00%
City of Detroit, Michigan, General Obligation Bonds (Unlimited Tax), Series 2004-A(1),
5.25%, 4-1-23	3,220	3,337,755
Board of Regents of Eastern Michigan University, General Revenue Refunding Bonds, Series 2002A,
5.8%, 6-1-13	1,530	1,686,871
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.625%, 9-1-10	400	402,496
		5,427,122
Minnesota - 2.70%
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Revenue Bonds, Series 2001B (AMT):
5.75%, 1-1-15	5,000	5,290,800
5.75%, 1-1-13	2,345	2,488,256
City of Rochester, Minnesota, Health Care Facilities Revenue Bonds (Mayo Foundation/Mayo Medical Center), Series 1992D (A),
6.15%, 11-15-09	4,500	4,808,250
City of Minneapolis, Minnesota, General Obligation Convention Center Bonds, Series 2002,
5.0%, 12-1-10	2,000	2,089,780
		14,677,086
Mississippi - 0.78%
Mississippi Higher Education Assistance Corporation, Student Loan Revenue Bonds, Subordinate Series 1996-C:
6.75%, 9-1-14	2,750	2,758,442
6.7%, 9-1-12	1,470	1,472,734
		4,231,176
Missouri - 5.16%
Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds (Homeownership Loan Program), 2005 Series D (AMT),
6.0%, 3-1-36	5,300	5,692,889
The Industrial Development Authority of the City of Kansas City, Missouri, Revenue Bonds, Series 2004 (Plaza Library Project):
5.9%, 3-1-24	2,300	2,308,211
5.375%, 3-1-10	1,800	1,845,684
Health and Educational Facilities Authority of the State of Missouri, Health Facilities Revenue Bonds, Barnes-Jewish, Inc./Christian Health Services, Series 1993A,
6.0%, 5-15-11	3,000	3,233,550
Northwest Missouri State University, Housing System Revenue Bonds, Series 2003,
5.5%, 6-1-19	2,650	2,854,474
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004,
6.25%, 3-1-24	2,265	2,270,232
Jackson County, Missouri, Tax Exempt Special Obligation Refunding & Improvement Bonds (Truman Medical Center Project), Series 2001A,
5.5%, 12-1-12	2,000	2,151,540
The Board of Education of the City of St. Louis, General Obligation Refunding Bonds (Missouri Direct Deposit Program), Capital Appreciation Bonds, Series 2002B,
0.0%, 4-1-10	2,000	1,709,820
State Environmental Improvement and Energy Resources Authority (State of Missouri), Water Pollution Control Revenue Refunding Bonds (State Revolving Fund Program - Master Trust), Series 2001B,
5.5%, 7-1-10	1,500	1,583,670
Missouri Higher Education Loan Authority (A Public Instrumentality and Body Corporate and Politic of the State of Missouri), Student Loan Revenue Bonds, Subordinate Series 1994A,
5.45%, 2-15-09	1,500	1,501,635
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Missouri, Eastland Center Project, Phase II, Series 2002B,
6.0%, 4-1-21	1,250	1,301,913
The City of St. Louis, Missouri, Airport Revenue Refunding Bonds, Series 2003A (Lambert-St. Louis International Airport),
5.25%, 7-1-18	1,000	1,054,950
City of Chesterfield, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Series 2002 (Chesterfield Valley Projects),
4.5%, 4-15-16	540	532,829
		28,041,397
Nebraska - 1.60%
City of Lincoln, Nebraska, Lincoln Electric System Revenue Bonds, Series 2005,
5.0%, 9-1-29	4,800	4,909,392
Nebraska Higher Education Loan Program, Inc., 1993-2 Series A-6 Junior Subordinate Bonds (A),
8.701%, 6-1-13	3,725	3,800,170
		8,709,562
Nevada - 0.32%
Las Vegas Convention and Visitors Authority, Nevada, Revenue Bonds, Series 1999,
6.0%, 7-1-14	1,385	1,477,767
Nevada Housing Division, Single Family Mortgage Bonds:
1998 Series A-1 Mezzanine Bonds,
5.35%, 4-1-16	245	245,909
1996 Series C Subordinate Bonds,
6.35%, 4-1-09	10	9,990
		1,733,666

New Hampshire - 1.08%
New Hampshire Health and Education Facilities Authority:
Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A:
6.125%, 7-1-32	1,755	1,957,685
6.125%, 7-1-32	245	263,030
Revenue Bonds, Southern New Hampshire University Issue, Series 2003,
5.375%, 1-1-34	1,500	1,542,675
New Hampshire Housing Finance Authority, Single Family Mortgage Acquisition Revenue Bonds, 2006 Series A (AMT),
5.65%, 1-1-36	2,000	2,119,260
		5,882,650
New Jersey - 2.77%
New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2000 A:
6.0%, 1-1-13	3,205	3,556,428
6.0%, 1-1-13	960	1,065,264
New Jersey Economic Development Authority, School Facilities Construction Bonds, 2004 Series I,
5.25%, 9-1-24	2,250	2,422,822
County of Hudson, New Jersey, Refunding Certificates of Participation, Series 2002,
6.0%, 12-1-10	2,110	2,263,756
New Jersey Transit Corporation payable solely from certain Federal Transit Administration Grants, Certificates of Participation, Series 2002A,
5.5%, 9-15-13	2,000	2,158,520
The City of Newark in the County of Essex, New Jersey, General Obligation School Purpose Refunding Bonds, Series 2002,
5.375%, 12-15-13	2,000	2,139,520
Casino Reinvestment Development Authority, Hotel Room Fee Revenue Bonds, Series 2004,
5.25%, 1-1-23	1,350	1,424,642
		15,030,952
New Mexico - 1.73%
City of Albuquerque, New Mexico, Airport Refunding Revenue Bonds, Series 2001 (AMT),
5.375%, 7-1-15	3,365	3,518,108
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Class I Bonds, 2006 Series D (AMT),
6.0%, 1-1-37	2,400	2,598,528
New Mexico Educational Assistance Foundation, Student Loan Program Bonds, Second Subordinate 1996 Series A-3,
6.75%, 11-1-08	2,175	2,205,841
San Juan County, New Mexico, Gross Receipts Tax Revenue Bonds, Subordinate Series 2001B,
5.75%, 9-15-21	1,000	1,075,740
		9,398,217
New York - 11.40%
The City of New York, General Obligation Bonds:
Fiscal 2004 Series D,
5.25%, 10-15-21	8,295	8,624,560
Fiscal 2003 Series J,
5.5%, 6-1-19	5,000	5,314,950
Fiscal 2005 Series B,
5.25%, 8-1-12	5,000	5,289,550
Fiscal 2003 Series A Current Interest Bonds,
5.5%, 8-1-10	3,000	3,161,610
Fiscal 2003 Series A,
5.75%, 8-1-14	2,000	2,168,960
New York City Transitional Finance Authority, Future Tax Secured Refunding Bonds:
Fiscal 2003, Series A:
5.5%, 11-1-26	5,000	5,323,850
5.25%, 11-1-10	1,000	1,051,910
Fiscal 2003, Series D,
5.25%, 2-1-19	3,000	3,154,500
Dormitory Authority of the State of New York:
Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	2,350	2,475,584
City University System, Consolidated Fourth General Resolution Revenue Bonds, 2001 Series A,
5.5%, 7-1-17	2,000	2,139,040
State University Educational Facilities, Revenue Bonds, Series 1990B:
7.5%, 5-15-11	885	977,527
7.5%, 5-15-11	650	720,473
The Port Authority of New York and New Jersey, Consolidated Bonds:
One Hundred Twenty-Seventh Series,
5.5%, 12-15-14	3,000	3,206,970
One Hundred Twenty-Sixth Series,
5.5%, 11-15-13	2,000	2,119,400
Suffolk County Industrial Development Agency: New York, Civic Facility Revenue Bonds:
Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	2,330	2,393,236
Series 1999A (The Southampton Hospital Association Civic Facility),
7.25%, 1-1-20	1,020	1,036,065
Continuing Care Retirement Community, Revenue Refunding Bonds (Jefferson's Ferry Project - Series 2006),
5.0%, 11-1-28	1,000	994,740
Metropolitan Transportation Authority, State Service Contract Refunding Bonds, Series 2002A,
5.75%, 7-1-16	3,000	3,329,550
New York City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series A,
5.375%, 6-15-14	2,000	2,135,380
The City of New York, General Obligation Bonds, Fiscal 2002 Series C,
5.5%, 3-15-15	2,000	2,127,160
Tobacco Settlement Financing Corporation (State Of New York), Asset-Backed Revenue Bonds (State Contingency Contract Secured), Series 2003A-1,
5.5%, 6-1-21	2,000	2,124,760
New York City, Health and Hospitals Corporation, Health System Bonds, 2002 Series,
5.5%, 2-15-13	1,000	1,070,500
New York State Thruway Authority, Highway and Bridge Trust Fund Refunding Bonds, Series 2002C,
5.25%, 4-1-10	1,000	1,047,160
		61,987,435
North Carolina - 1.30%
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 2003 C,
5.5%, 1-1-14	3,000	3,196,710
North Carolina Municipal Power Agency Number 1, Catawba Electric Revenue Bonds, Series 2003A,
5.25%, 1-1-19	2,500	2,627,400
County of Cumberland, North Carolina, Hospital Facility Revenue Bonds (Cumberland County Hospital System, Inc.), Series 1999,
5.25%, 10-1-11	1,200	1,259,700
		7,083,810
Ohio - 2.24%
Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds (Mortgage-Backed Securities Program), 2006 Series E (AMT),
5.375%, 3-1-37	4,000	4,214,840
Hamilton County, Ohio, Sewer System Improvement Revenue Bonds, 2005 Series B (The Metropolitan Sewer District of Greater Cincinnati),
5.0%, 12-1-30	3,850	3,942,670
County of Summit, Ohio, Various Purpose Bonds, Series 2002 (Limited Tax General Obligation),
5.75%, 12-1-14	1,710	1,884,659
County of Cuyahoga, Ohio, Revenue Bonds, Series 2003A (Cleveland Clinic Health System Obligated Group),
6.0%, 1-1-21	1,000	1,085,320
County of Lorain, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 2001A (Catholic Healthcare Partners),
5.625%, 10-1-17	1,000	1,058,850
		12,186,339
Oklahoma - 0.49%
Oklahoma City Airport Trust, Junior Lien Tax-Exempt Bonds, Twenty-Seventh Series B (AMT),
5.75%, 7-1-16	1,490	1,565,021
City of Oklahoma City, Oklahoma, General Obligation Refunding Bonds, Series 2002,
5.0%, 3-1-10	1,060	1,100,015
		2,665,036
Oregon - 0.71%
State of Oregon:
Department of Administrative Services, Refunding Certificates of Participation, 2002 Series B,
5.25%, 5-1-12	3,000	3,191,190
Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program), 1996 Series D,
6.375%, 7-1-27	660	669,530
		3,860,720
Pennsylvania - 3.42%
Pennsylvania Higher Educational Facilities Authority (Commonwealth of Pennsylvania), Health Services Revenue Bonds (Allegheny Delaware Valley Obligated Group Project), Series A,
5.7%, 11-15-11	2,500	2,619,450
Schuylkill County Industrial Development Authority, Variable Rate Demand Revenue Bonds (Pine Grove Landfill, Inc. Project), 1995 Series,
5.1%, 10-1-19	2,400	2,437,752
Susquehanna Area Regional Airport Authority, Airport System Revenue Bonds, Series 2003A,
5.5%, 1-1-19	2,120	2,238,105
The Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002,
5.5%, 7-1-14	2,000	2,161,860
County of Allegheny, Pennsylvania, General Obligation Refunding Bonds, Series C-55,
5.25%, 11-1-11	2,000	2,120,580
Falls Township Hospital Authority, Refunding Revenue Bonds, The Delaware Valley Medical Center Project (FHA Insured Mortgage), Series 1992,
7.0%, 8-1-22	1,575	1,577,819
Redevelopment Authority of the City of Philadelphia, Revenue Bonds (Beech, LLC Student Housing Complex at Temple University), Series 2003A,
5.5%, 7-1-35	1,500	1,506,720
Health Care Facilities Authority of Sayre (Pennsylvania), Fixed Rate Hospital Revenue Bonds (Latrobe Area Hospital), Series A of 2002,
5.25%, 7-1-10	1,385	1,452,879
County of Butler (Commonwealth of Pennsylvania), General Obligation Bonds, Series of 2002,
6.0%, 7-15-10	1,330	1,430,535
The Harrisburg Authority (Dauphin County, Pennsylvania), School Revenue Bonds, Series A of 2002 (The School District of the City of Harrisburg Refunding Project),
5.0%, 4-1-10	1,010	1,048,218
		18,593,918
Puerto Rico - 4.60%
Commonwealth of Puerto Rico, Public Improvement Refunding Bonds (General Obligation Bonds),
Series 2003 C:
5.0%, 7-1-18	8,000	8,113,040
6.0%, 7-1-13	3,450	3,563,815
Series 2004 A,
5.25%, 7-1-21	5,740	5,902,040
Government Development Bank for Puerto Rico, Senior Notes, 2006 Series B,
5.0%, 12-1-08	7,300	7,423,516
		25,002,411
South Carolina - 0.29%
Anderson County Joint Municipal Water System, South Carolina, Waterworks System Revenue Bonds, Series 2002,
5.5%, 7-15-13	1,445	1,560,008

South Dakota - 0.43%
South Dakota Health and Educational Facilities Authority (Huron Regional Medical Center Issue), Revenue Bonds, Series 1994,
7.3%, 4-1-16	2,000	2,356,040

Tennessee - 1.09%
Volunteer State Student Funding Corporation, Educational Loan Revenue Bonds, Junior Subordinate Series 1993C Bonds,
5.85%, 12-1-08	2,700	2,702,673
The Memphis and Shelby County Sports Authority, Inc., Revenue Bonds, 2002 Series A (Memphis Arena Project),
5.5%, 11-1-13	2,000	2,158,980
Dickson County, Tennessee, General Obligation Refunding Bonds, Series 2002,
5.0%, 3-1-10	1,000	1,037,750
		5,899,403
Texas - 4.47%
Cities of Dallas and Fort Worth, Texas, Dallas/Fort Worth International Airport:
Joint Revenue Bonds, Series 2003A,
5.5%, 11-1-19	5,000	5,273,450
Joint Revenue Improvement and Refunding Bonds, Series 2001A,
5.875%, 11-1-17	1,280	1,371,098
Lancaster Independent School District (Dallas County, Texas), Unlimited Tax School Building Bonds, Series 2004,
5.75%, 2-15-30	6,000	6,632,940
City of Houston, Texas:
Water and Sewer System, Junior Lien Revenue Forward Refunding Bonds, Series 2002B,
5.75%, 12-1-16	2,000	2,182,920
Airport System Subordinate Lien Revenue Bonds, Series 2002B (Non-AMT),
5.25%, 7-1-10	2,000	2,094,260
Harris County, Texas, Tax and Subordinate Lien, Revenue Refunding Bonds, Series 2004B,
5.0%, 8-15-32	2,500	2,598,475
Harris County-Houston Sports Authority, Senior Lien Revenue Bonds, Series 2001G,
5.75%, 11-15-15	1,500	1,610,430
Goose Creek Consolidated Independent School District, Unlimited Tax Refunding and Schoolhouse Bonds, Series 2002:
5.75%, 2-15-17	1,070	1,148,185
5.75%, 2-15-17	980	1,066,377
Dallas-Fort Worth International Airport Facility Improvement Corporation, American Airlines, Inc., Revenue Refunding Bonds:
Series 2000A,
8.5%, 5-1-29	225	235,476
Series 2000C,
6.15%, 5-1-29	85	85,675
		24,299,286
Virginia - 1.23%
Industrial Development Authority of the City of Roanoke, Virginia, Hospital Revenue Bonds (Carilion Health System Obligated Group), Series 2002A:
5.75%, 7-1-14	2,225	2,390,028
5.5%, 7-1-17	2,000	2,138,520
Virginia Port Authority, Commonwealth Port Fund Revenue Bonds (2002 Resolution), Series 2002,
5.5%, 7-1-15	2,000	2,133,340
		6,661,888
Washington - 5.31%
Energy Northwest:
Columbia Generating Station Electric Revenue Refunding Bonds, Series 2004-A:
5.25%, 7-1-10	5,420	5,677,504
5.25%, 7-1-10	380	398,624
Project No. 1 Refunding Electric Revenue Bonds, Series 2002-A,
5.75%, 7-1-16	4,500	4,875,660
Washington Public Power Supply System, Nuclear Project No. 1, Refunding Revenue Bonds, Series 1989B,
7.125%, 7-1-16	8,200	9,989,978
State of Washington, Various Purpose General Obligation Bonds, Series 1990A (A),
9.27863%, 2-1-12	2,495	3,171,045
Housing Authority of the City of Seattle, Low-Income Housing Assistance Revenue Bonds, 1995 (GNMA Collateralized Mortgage Loan - Kin On Project),
7.4%, 11-20-36	1,743	1,856,121
Spokane Public Facilities District, Regional Projects, Spokane Public Facilities District, Hotel/Motel Tax and Sales/Use Tax Bonds, Series 2003,
5.75%, 12-1-19	1,665	1,842,173
Port of Seattle, Revenue Bonds, Series 2001B (AMT),
5.625%, 4-1-16	1,000	1,057,140
		28,868,245
West Virginia - 0.53%
State of West Virginia, Infrastructure General Obligation Bonds, 1999 Series A (Non-AMT),
0.0%, 11-1-13	4,000	2,892,160

Wyoming - 0.48%
Wyoming Student Loan Corporation, Student Loan Revenue Refunding Bonds, Series 1999A (Non-AMT),
6.2%, 6-1-24	2,500	2,616,375

TOTAL MUNICIPAL BONDS - 98.04%		$532,984,058

(Cost: $520,422,062)

SHORT-TERM SECURITIES

Commerical Paper - 1.32%
Forest and Paper Products
Sonoco Products Co.,
5.37%, 7-3-06	7,175	7,172,860

Municipal Obligation - 0.64%
Missouri
Health and Educational Facilities Authority of the State of Missouri, Variable Rate Demand Educational Facilities Revenue Bonds (Rockhurst University), Series 2002,
4.04%, 7-3-06	3,500	3,500,000

TOTAL SHORT-TERM SECURITIES - 1.96%		$10,672,860

(Cost: $10,672,860)

TOTAL INVESTMENT SECURITIES - 100.00%		$543,656,918

(Cost: $531,094,922)

Notes to Schedule of Investments
(A)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at June 30, 2006.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal Bond Fund, Inc.
(Registrant)

By /s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date: August 28, 2006

By /s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date: August 28, 2006